Fees Summary	Dec. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 460,503,125.00
Previously Paid Amount	0.00
Total Fee Amount	63,595.48
Total Offset Amount	0.00
Net Fee	63,595.48
Narrative - Max Aggregate Offering Price	$ 460,503,125.00
Final Prospectus	true